UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09833

Investment Grade Income Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

Investment Grade Income Portfolio                                                                                                as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Preferred Stocks — 3.2%

Security	Shares	Value
Financial Services — 1.3%
Federal Home Loan Mortgage Corp., Series V, 5.57%, 12/13/11	60,000	$1,503,000
		$1,503,000
Insurance — 1.9%
Ram Holdings, Ltd., 7.50%, 12/15/66 (1)(2)	2,000	$2,068,875
		$2,068,875
Total Preferred Stocks (identified cost $3,517,240)		$3,571,875

Corporate Bonds — 27.2%

Security	Principal Amount (000’s omitted)	Value
Banks — 1.0%
Inter-American Development Bank, 8.40%, 9/1/09	$1,000	$1,077,973
		$1,077,973
Cable Television — 0.1%
Comcast Cable Communication, 8.50%, 5/1/27	$85	$104,278
		$104,278
Computers and Peripherals — 1.4%
IBM Corp., 6.22%, 8/1/27	$1,550	$1,635,552
		$1,635,552
Conglomerates — 0.4%
ITT Corp., 8.55%, 6/15/09	$450	$477,810
		$477,810
Diversified Manufacturing — 1.4%
Ingersoll-Rand Co., 6.48%, 6/1/25	$69	$72,509
Ingersoll-Rand, MTN, 6.13%, 11/18/27	90	95,169
Ingresoll-Rand, MTN, 6.015%, 2/15/28	1,310	1,379,543
		$1,547,221
Drugs — 1.0%
Abbott Laboratories, 5.60%, 5/15/11	$750	$765,524
Merck & Co., Inc., MTN, 5.76%, 5/3/37	335	352,469
		$1,117,993
Financial Services — 9.6%
American General Finance Corp., 5.40%, 12/1/15	$1,475	$1,469,960
Associates Corp., N.A., 5.96%, 5/15/37	30	32,597
Bunge, Ltd. Finance Corp., 5.10%, 7/15/15	460	432,972
CIT Group, Inc., 5.80%, 10/1/36	965	963,360

Commercial Credit Corp., 8.70%, 6/15/10	$100	$110,224
Countrywide Home Loan, 4.00%, 3/22/11	965	915,591
General Electric Capital Corp., 5.00%, 6/15/07	1,000	999,267
General Electric Capital Corp., MTN, 4.404%, 3/2/09 (2)	710	696,687
Goldman Sachs Group, Inc., 5.625%, 1/15/17	775	769,064
JP Morgan Chase & Co., 5.15%, 10/1/15	1,175	1,150,894
Lehman Brothers Holdings, MTN, 5.48%, 4/20/07 (2)	675	675,056
Merrill Lynch & Co., MTN, 5.61%, 2/6/09 (2)	710	712,636
Merrill Lynch & Co., MTN, 5.908%, 1/31/08 (2)	260	260,011
SLM Corp., MTN, 5.58%, 7/25/07 (2)	635	635,526
Washington Mutual Bank, 6.875%, 6/15/11	870	913,701
		$10,737,546
Foods — 2.4%
Conagra Foods, Inc., 6.70%, 8/1/27	$1,225	$1,306,866
Kroger Co., 6.80%, 4/1/11	595	624,660
McDonald’s Corp., 8.875%, 4/1/11	690	783,670
		$2,715,196
Medical Products — 1.1%
Beckman Coulter, Inc., 7.05%, 6/1/26	$1,200	$1,258,756
		$1,258,756
Metals — 0.8%
Barrick Gold Finance, Inc., 7.50%, 5/1/07	$885	$886,345
		$886,345
Oil and Gas - Equipment and Services — 2.2%
Burlington Resources, 9.875%, 6/15/10	$635	$723,603
Northwest Natural Gas, MTN, 6.65%, 11/10/27	1,570	1,704,120
		$2,427,723
Retail - Building Products — 0.7%
Home Depot, Inc., 5.40%, 3/1/16	$850	$831,462
		$831,462
Retail - Department Stores — 0.4%
Federated Retail Holding, 5.90%, 12/1/16	$500	$499,043
		$499,043
Super Regional Banks — 3.4%
Bank of America Corp., 6.25%, 4/15/12	$750	$788,508
SunTrust Banks, 6.00%, 1/15/28	1,990	2,075,335
Wells Fargo Bank, N.A., 6.45%, 2/1/11	905	948,571
		$3,812,414
Telecommunications — 0.2%
Harris Corp., 6.35%, 2/1/28	$225	$230,246
		$230,246

Tobacco — 0.6%
Attria Group, Inc., 7.65%, 7/1/08	$655	$673,427
		$673,427
Utilities — 0.5%
Baltimore Gas and Electric, MTN, 6.73%, 6/12/12	$500	$529,444
		$529,444
Total Corporate Bonds (identified cost $30,129,651)		$30,562,429

Asset Backed Securities — 1.7%

Security	Principal Amount (000’s omitted)	Value
BOIT, Series 2003-B1, Class B-1, 5.69%, 12/15/10 (2)	$935	$938,562
MBNAS, Series 2003-A3, Class A3, 5.44%, 8/16/10 (2)	1,000	1,001,954
Total Asset Backed Securities (identified cost, $1,938,596)		$1,940,516

Mortgage-Backed Securities — 22.7%

Security	Principal Amount (000’s omitted)	Value
FHLMC, CMO, Series 2801-EH, 4.50%, 11/15/16	$1,232	$1,218,467
FHLMC, Gold Pool #B10129, 3.50%, 10/1/18	776	709,557
FHLMC, Gold Pool #E00421, 6.00%, 3/1/11	112	114,257
FHLMC, Gold Pool #E00598, 5.50%, 12/1/13	626	630,202
FHLMC, Gold Pool #E00617, 5.50%, 1/1/14	888	893,876
FHLMC, Gold Pool #G90033, 7.00%, 2/17/17	767	779,324
FHLMC, CMO, Series 2519-NG, 5.50%, 5/15/28	1,039	1,036,896
FHLMC, CMO, Series 2534-HG, 4.50%, 4/15/16	791	782,177
FHLMC, PAC CMO, Series 1564-H, 6.50%, 8/15/08	33	32,665
FHLMC, PAC CMO, Series 1626-PT, 6.00%, 12/15/08	307	305,430
FHLMC, PAC CMO, Series 1637-G, 6.00%, 6/15/23	74	74,005
FHLMC, PAC CMO, Series 1758-G, 5.50%, 10/15/09	142	141,951
FHLMC, PAC CMO, Series 2114-PR, 6.00%, 1/15/28	810	810,710
FHLMC, PAC CMO, Series 2542-PY, 5.00%, 6/15/28	417	414,829
FHLMC, PAC CMO, Series 2791-YM, 5.50%, 12/15/24	1,183	1,182,900
FHLMC, PAC CMO, Series 2968-PK, 5.50%, 5/15/25	898	899,795
FNMA, CMO, Series 2002-86-KB, 5.00%, 5/25/16	1,123	1,117,501
FNMA, CMO, Series 2003-25-EC, 4.50%, 3/25/17	564	556,724
FNMA, PAC CMO, Series 1993-117-J, 6.50%, 7/25/08	281	281,474
FNMA, PAC CMO, Series 1993-211-PJ, 6.00%, 11/25/08	125	125,138
FNMA, PAC CMO, Series 1994-30-JA, 5.00%, 7/25/23	279	277,811
FNMA, PAC CMO, Series 2001-75-PC, 5.50%, 12/25/16	2,094	2,105,279

FNMA, PAC CMO, Series 2002-56-WB, 4.90%, 3/25/29	$855	$847,044
FNMA, PAC CMO, Series 2003-8-QB, 4.50%, 12/25/12	62	61,419
FNMA, PAC CMO, Series 2005-63-PA, 5.50%, 10/25/24	925	925,282
FNMA, Pool #323844, 7.00%, 7/1/14	881	907,648
FNMA, Pool #448183, 5.50%, 10/1/13	118	118,154
FNMA, Pool #458151, 6.00%, 11/15/18	529	539,402
FNMA, Pool #535454, 6.00%, 2/1/15	223	227,238
FNMA, Pool #545937, 6.00%, 6/1/14	212	215,074
FNMA, Pool #545948, 6.00%, 12/1/14	150	152,729
FNMA, Pool #725169, 8.00%, 3/1/13	369	381,250
GNMA, PAC CMO, Series 1998-14-PH, 6.50%, 6/20/28	1,125	1,157,739
GNMA, PAC CMO, Series 1999-29-PB, 7.25%, 7/16/28	1,144	1,159,991
GNMA, PAC CMO, Series 2002-48-OB, 6.00%, 5/16/30	947	945,282
GNMA, Pool #780688, 7.00%, 12/15/23	211	222,887
GNMA, Pool #781412, 6.50%, 2/15/17	537	550,533
GNMA, Pool #781442, 8.00%, 9/15/16	1,497	1,572,279
GNMA, Pool #782099, 6.00%, 1/15/21	968	985,652
Total Mortgage-Backed Securities (identified cost, $25,629,500)		$25,460,571

Commercial Mortgage-Backed Securities — 7.2%

Security	Principal Amount (000’s omitted)	Value
CSFB, Series 2003-C3, Class A2, 2.843%, 5/15/38	$1,105	$1,078,218
CSFB, Series 2003-C5, Class A2, 3.808%, 12/15/36	1,118	1,098,159
GECMC, Series 2002-2A, Class A2, 4.97%, 8/11/36	1,034	1,031,536
GSMSC, Series 2001-Rock, Class A2FL, 5.68%, 5/3/18 (1)(2)	2,000	2,023,370
L-UCMT, Series 2002-C4, Class A3, 4.071%, 9/15/26	504	493,397
L-UCMT, Series 2004-C8, Class A3, 4.435%, 12/15/29	910	890,514
MLMT, Series 2003-Key1, Class A3, 4.893%, 11/12/35	1,405	1,394,525
Total Commercial Mortgage-Backed Securities (identified cost, $7,993,056)		$8,009,719

U.S. Treasury Obligations — 29.7%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 4.50%, 2/15/36 (3)	$3,500	$3,300,941
U.S. Treasury Bond, 6.00%, 2/15/26	1,240	1,401,878
U.S. Treasury Bond, 6.25%, 8/15/23 (3)	3,500	4,019,260
U.S. Treasury Bond, 6.375%, 8/15/27	7,000	8,292,816
U.S. Treasury Inflation Index Note, 4.25%, 1/15/10	1,431	1,522,612
U.S. Treasury Note, 4.25%, 11/15/13	7,875	7,729,501
U.S. Treasury Note, 4.50%, 2/28/11	225	224,763

U.S. Treasury Note, 4.625%, 2/15/17 (3)	$5,500	$5,490,551
U.S. Treasury Note, 5.125%, 5/15/16	1,270	1,313,508
Total U.S. Treasury Obligations (identified cost, $33,023,363)		$33,295,830

U.S. Government Obligations — 4.5%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Bank, 5.375%, 5/18/16	$2,500	$2,573,337
Federal Home Loan Mortgage Corp., 5.25%, 4/18/16	2,500	2,550,953
Total U.S. Government Obligations (identified cost, $4,906,653)		$5,124,290

Short-Term Investments — 14.4%

	Shares/Interest
Security	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.30% (4)(5)	$13,259	$13,259,155
Investment in Cash Management Portfolio, 4.74% (4)	685	685,454

	Principal
	Amount
Security	(000’s omitted)	Value
Ranger Funding Co., LLC, Commercial Paper, 5.26%, 4/5/07	2,190	$2,188,721
Total Short-Term Investments (at amortized cost, $16,133,330)		$16,133,330

Put Swaptions Purchased — 0.4%

Security	Contracts	Value
Libor Rate flat for 5.422%, expires 8/13/08	6,000,000	$209,520
Libor Rate flat for 5.422%, expires 2/13/08	5,500,000	77,990
Libor Rate flat for 5.422%, expires 2/11/09	3,500,000	168,945
Libor Rate minus 0.46% for 5.375%, expires 5/16/07	2,500,000	71
Libor Rate minus 0.47% for 5.40%, expires 11/29/07	1,475,000	3,363
Libor Rate minus 0.58% for 5.25%, expires 4/16/07	2,500,000	0
Libor Rate minus 0.62% for 5.15%, expires 9/27/07	1,175,000	1,755
Libor Rate minus 0.70% for 5.125%, expires 5/11/07	4,000,000	62
Libor Rate plus 0.35% for 6.25%, expires 8/13/07	3,500,000	5,486
Libor Rate plus 0.375% for 6.22%, expires 7/30/07	1,550,000	3,596
		$470,788
Total Put Swaptions Purchased (identified cost $846,740)		$470,788

Total Investments — 111.0% (identified cost $124,118,129)	$124,569,348
Other Assets, Less Liabilities — (11.0)%	$(12,352,188)
Net Assets — 100.0%	$112,217,160

BOIT	—	Bank One Issuance Trust
CMO	—	Collateralized Mortgage Obligations
CSFB	—	Credit Suisse First Boston
FHLMC	—	Federal Home Loan Mortgage Corporation (Freddie Mac)
FNMA	—	Federal National Mortgage Association (Fannie Mae)
GECMC	—	General Electric Capital Mortgage Corporation
GNMA	—	Government National Mortgage Association (Ginnie Mae)
GSMSC	—	Goldman Saches Mortgage Securities Corporation II
L-UCMT	—	LB-UBS Commercial Mortgage Trust
MBNAS	—	MBNA Credit Card Master Note Trust
MLMT	—	Merrill Lynch Mortgage Trust
MTN	—	Medium-Term Note
PAC	—	Planned Amortization Class

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the aggregate value of the securities is $4,092,245 or 3.6% of the net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2007.
(3)	All or a portion of these securities were on loan at March 31, 2007.
(4)

Affiliated investments investing in high quality, U.S. Dollar denominated money market instruments, and that are available to Eaton Vance portfolios and funds. The rates shown are the annualized seven-day yield as of March 31, 2007.

(5)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan as of March 31, 2007. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

Credit Default Swaps

			Net Unrealized
Notional	Expiration		Appreciation
Amount	Date	Description	(Depreciation)
2,000,000 USD	6/20/2011	Agreement with JP Morgan dated 6/17/06 whereby the Portfolio will receive 0.35% per year times the notional amount. The Portfolio makes a payment only upon a default event on the reference entity, HSBC Capital Funding, PLC.	$3,802
2,000,000 USD	6/20/2011	Agreement with JP Morgan dated 6/17/06 whereby the Portfolio will pay 0.095% per year times the notional amount. The Portfolio receives a payment only upon a default event on the reference entity, HSBC Bank, PLC	(2,680)
1,000,000 USD	6/20/2012	Agreement with JP Morgan dated 3/23/07 whereby the Portfolio will pay 0.88% per year times the notional amount. The Portfolio receives a payment only upon a default event on the reference entity, HSBC Bank, PLC	(17,411)

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$124,736,272
Gross unrealized appreciation	$485,672
Gross unrealized depreciation	(652,596)
Net unrealized depreciation	$(166,924)

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Grade Income Portfolio

By:	/s/Elizabeth S. Kenyon
Elizabeth S. Kenyon
PresidentS

Date:	May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Elizabeth S. Kenyon
Elizabeth S. Kenyon
President

Date:	May 21, 2007

By:	/s/William J. Austin, Jr.
William J. Austin, Jr.
Treasurer

Date:	May 21, 2007